                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
ASSET-BACKED SECURITIES--0.0%
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11(1,2,3)                                   $ 5,761,348   $         --
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1/25/29(1,2)                                               437,665         52,520
                                                                                              ------------
Total Asset-Backed Securities (Cost $3,179,895)                                                     52,520
CORPORATE BONDS AND NOTES--87.5%
CONSUMER DISCRETIONARY--18.5%
AUTO COMPONENTS--1.5%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20           2,455,000      2,553,200
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr
Sec. Nts., 9/1/17(2)                                                              6,284,000      6,786,720
                                                                                              ------------
                                                                                                 9,339,920
HOTELS, RESTAURANTS & LEISURE--7.6%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(4)                            1,510,000      1,602,488
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                        11,608,000     10,650,340
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                      3,151,000      3,103,735
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15                        1,885,000      2,021,663
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(1,3,4)                 6,390,000        870,638
MGM Mirage, Inc.:                                                                 2,060,000      1,910,650
5.875% Sr. Nts., 2/27/14
6.75% Sr. Unsec. Nts., 4/1/13                                                     4,065,000      4,060,935
Mohegan Tribal Gaming Authority:                                                  7,155,000      5,974,425
6.125% Sr. Unsec. Sub. Nts., 2/15/13
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                              1,441,000        897,023
8% Sr. Sub. Nts., 4/1/12                                                          5,535,000      4,649,400
11.50% Sr. Sec. Nts., 11/1/17(4)                                                  3,240,000      3,005,100
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19                   2,675,000      2,962,563
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,3,4)                                 3,900,000             --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14(1,3)                   10,420,000          1,042
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                              3,345,000      3,303,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75% Sec. Nts., 8/15/20         2,715,000      2,952,563
                                                                                              ------------
                                                                                                47,965,753
HOUSEHOLD DURABLES--1.7%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                   2,965,000      2,883,463
9.125% Sr. Nts., 5/15/19(4)                                                       3,125,000      2,976,563
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                      2,090,000      2,058,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer       1,640,000      1,656,400
Luxembourg SA:
8.50% Sr. Nts., 5/15/18(4)
9% Sr. Nts., 4/15/19(4)                                                           1,340,000      1,395,275
                                                                                              ------------
                                                                                                10,970,351
LEISURE EQUIPMENT & PRODUCTS--1.8%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(4)                                10,860,000     11,131,500


                      1 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
MEDIA--5.8%
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15(4)                    $ 1,875,000   $  1,954,688
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(4)                                3,430,000      3,361,400
American Media Operations, Inc., 13.50% 2nd Lien Nts., 6/15/18(1,3)                  15,590         15,590
Belo (A.H.) Corp.:                                                                  500,000        436,250
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                                             3,079,000      2,786,495
Cengage Learning Acquisitions, Inc.:                                              3,710,000      3,849,125
10.50% Sr. Nts., 1/15/15(4)
13.25% Sr. Sub. Nts., 7/15/15(4)                                                  1,645,000      1,743,700
Clear Channel Communications, Inc., 10.75% Sr. Unsec. Unsub. Nts., 8/1/16         3,485,000      3,136,500
Entravison Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17(4)                     645,000        683,700
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15                              5,660,000      5,730,750
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(2)                                  970,000      1,062,150
MediaNews Group, Inc.:                                                            7,140,000            714
6.375% Sr. Sub. Nts., 4/1/14(1,3)
6.875% Sr. Unsec. Sub. Nts., 10/1/13(1,3)                                        13,500,000          1,350
Newport Television LLC/NTV Finance Corp., 12.44% Sr. Nts., 3/15/17(4,5)           2,790,000      2,636,550
Nexstar Broadcasting, Inc., 8.875% Sr. Sec. Nts., 4/15/17(4)                      2,180,000      2,327,150
Radio One, Inc., 12.50% Sr. Unsec. Sub. Nts., 5/11/16(4)                            579,500        570,808
Sinclair Television Group, Inc., 8.375% Sr. Nts., 10/15/18(4)                     2,910,000      3,019,125
Univision Communications, Inc.:                                                     505,000        532,775
7.875% Sr. Sec. Nts., 11/1/20(4)
8.50% Sr. Unsec. Nts., 5/15/21(4)                                                   685,000        696,988
Visant Corp., 10% Sr. Sec. Nts., 10/1/17(4)                                         615,000        654,975
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14                               1,555,000      1,496,688
                                                                                              ------------
                                                                                                36,697,471
MULTILINE RETAIL--0.1%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                  510,000        522,750
CONSUMER STAPLES--2.8%
FOOD PRODUCTS--2.8%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16(4)                     3,960,000      4,237,200
ASG Consolidated LLC, 14.10% Sr. Nts., 5/15/17(4,5)                               4,809,224      4,640,901
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17(4)                       3,175,000      3,317,875
Pilgrim's Pride Corp., 7.875% Sr. Nts., 12/15/18(4)                               2,740,000      2,740,000
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15(2)                    2,570,000      2,737,050
                                                                                              ------------
                                                                                                17,673,026
ENERGY--11.5%
ENERGY EQUIPMENT & SERVICES--2.4%
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125% Sr. Nts., 11/15/18(4)        850,000        864,875
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17                 2,855,000      2,855,000
PHI, Inc., 8.625% Sr. Unsec. Nts., 10/15/18(4)                                    3,105,000      3,198,150


                      2 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20(4)                   $ 2,560,000   $  2,611,200
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17(4)                          2,485,000      2,658,950
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15(4)                             2,695,000      2,937,550
                                                                                              ------------
                                                                                                15,125,725
OIL, GAS & CONSUMABLE FUELS--9.1%
Alon Refining Krotz Springs, Inc., 13.50% Sr. Sec. Nts., 10/15/14                   875,000        844,375
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17                   3,310,000      3,479,638
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts., 2/1/18                        4,975,000      6,100,594
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                      1,975,000      2,044,125
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15(4)                             8,810,000      8,369,500
Berry Petroleum Co.:                                                              1,015,000      1,022,613
6.75% Sr. Unsec. Unsub. Nts., 11/1/20
8.25% Sr. Sub. Nts., 11/1/16                                                      1,295,000      1,356,513
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                                      2,245,000      2,475,113
BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts., 10/15/20(4)                 2,975,000      3,004,750
Chaparral Energy, Inc.:                                                           2,690,000      2,743,800
8.875% Sr. Unsec. Nts., 2/1/17
9.875% Sr. Nts., 10/1/20(4)                                                       2,765,000      2,930,900
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875% Sr. Unsec. Nts.,
2/15/18                                                                             395,000        425,119
Energy Transfer Equity LP, 7.50% Sr. Unsec. Nts., 10/15/20                          765,000        791,775
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20(4)                               4,700,000      5,087,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75% Sr. Unsec
Nts., 11/1/20                                                                       300,000        301,500
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(4)                            6,840,000      7,216,200
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16                              2,340,000      2,737,800
Range Resources Corp.:                                                              915,000        968,756
7.50% Sr. Unsec. Unsub. Nts., 10/1/17
8% Sr. Unsec. Sub. Nts., 5/15/19                                                    495,000        541,406
SandRidge Energy, Inc.:                                                           3,310,000      3,417,575
8.75% Sr. Unsec. Nts., 1/15/20
9.875% Sr. Unsec. Nts., 5/15/16(4)                                                1,315,000      1,397,188
                                                                                              ------------
                                                                                                57,256,990
FINANCIALS--6.7%
CAPITAL MARKETS--2.8%
American General Finance, 6.90% Nts., Series J, 12/15/17                          2,300,000      1,868,750
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15(4)    10,705,000     10,571,188
Nuveen Investments, Inc., 5.50% Sr. Unsec. Nts., 9/15/15                          2,390,000      2,061,375
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18(4)                         3,095,000      3,358,075
                                                                                              ------------
                                                                                                17,859,388
COMMERCIAL BANKS--0.9%
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17                                        5,760,000      5,788,800
CONSUMER FINANCE--0.4%
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15(4)          2,460,000      2,718,300


                      3 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                                           $ 1,685,000   $  1,824,013
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(6)                           3,110,000      2,690,150
                                                                                              ------------
                                                                                                 4,514,163
INSURANCE--0.8%
International Lease Finance Corp.:
5.875% Unsec. Unsub. Nts., 5/1/13                                                   480,000        487,800
8.625% Sr. Nts., 9/15/15(4)                                                       1,965,000      2,117,288
8.75% Sr. Unsec. Unsub. Nts., 3/15/17(4)                                          1,570,000      1,687,750
8.875% Sr. Unsec. Nts., 9/1/17                                                      315,000        341,381
                                                                                              ------------
                                                                                                 4,634,219
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14                                    4,650,000      4,591,875
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13(2,7)                2,365,000      2,418,213
                                                                                              ------------
                                                                                                 7,010,088
HEALTH CARE--5.9%
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17(4)                                    2,525,000      2,392,438
Alere, Inc., 8.625% Sr. Sub. Nts., 10/1/18(4)                                     1,100,000      1,119,250
Biomet, Inc.:                                                                     2,160,000      2,370,600
10.375% Sr. Unsec. Nts., 10/15/17(5)
11.625% Sr. Unsec. Sub. Nts., 10/15/17                                            1,225,000      1,359,750
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17(4)               2,340,000      2,421,900
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub. Nts., 2/1/16        1,605,000      1,617,038
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15(5)                 1,445,000      1,491,963
                                                                                              ------------
                                                                                                12,772,939
HEALTH CARE PROVIDERS & SERVICES--2.9%
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts., 7/1/17(4)                          405,000        430,313
Catalent Pharma Solutions, Inc., 10.25% Sr. Unsec. Nts., 4/15/15(5)               2,149,208      2,181,446
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18              2,430,000      2,660,850
HCA, Inc., 6.375% Nts., 1/15/15                                                   1,735,000      1,713,313
HEALTHSOUTH Corp.:                                                                1,565,000      1,600,213
7.25% Sr. Unsec. Nts., 10/1/18
7.75% Sr. Unsec. Nts., 9/15/22                                                      595,000        615,825
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18(4)                            2,705,000      2,718,525
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(4)                                       1,930,000      2,055,450
OnCure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17(4)                           1,140,000      1,083,000
Radiation Therapy Services, Inc., 9.875% Sr. Sub. Nts., 4/15/17(4)                1,015,000      1,017,538
UHS Escrow Corp., 7% Sr. Nts., 10/1/18(4)                                           230,000        236,900
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr
Nts., 2/1/18                                                                      1,605,000      1,653,150
                                                                                              ------------
                                                                                                17,966,523


                      4 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
HEALTH CARE TECHNOLOGY--0.2%
MedAssets, Inc., 8% Sr. Nts., 11/15/18(4)                                       $ 1,020,000   $  1,030,200
PHARMACEUTICALS--0.8%
Mylan, Inc., 6% Sr. Nts., 11/15/18(4)                                               910,000        896,350
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts.,
12/1/18(4)                                                                          865,000        862,838
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18(4)                               3,505,000      3,557,575
                                                                                              ------------
                                                                                                 5,316,763
INDUSTRIALS--13.5%
AEROSPACE & DEFENSE--3.8%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                                        615,000        638,063
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17(4)                   5,515,000      5,680,450
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec. Nts., 4/1/15              8,205,000      6,133,238
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18(4)                                 7,230,000      7,519,200
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18                              3,905,000      4,285,738
                                                                                              ------------
                                                                                                24,256,689
AIR FREIGHT & LOGISTICS--0.4%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(4)                            2,315,000      2,442,325
AIRLINES--0.7%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15(4)                           4,105,000      4,648,913
BUILDING PRODUCTS--1.4%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17(4)                        1,170,000      1,225,575
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14                   5,760,000      6,148,800
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts.,
12/1/17(4)                                                                        1,240,000      1,283,400
                                                                                              ------------
                                                                                                 8,657,775
COMMERCIAL SERVICES & SUPPLIES--0.7%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1,3)              4,000,000             --
West Corp.:                                                                       1,370,000      1,397,400
7.875% Sr. Nts., 1/15/19(4)
8.625% Sr. Unsec. Nts., 10/1/18(4)                                                2,835,000      3,019,275
                                                                                              ------------
                                                                                                 4,416,675
INDUSTRIAL CONGLOMERATES--0.5%
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15(4)                                   2,655,000      2,854,125
MACHINERY--2.1%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(4)                             2,560,000      2,729,600
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20                         3,060,000      3,266,550
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                                    5,625,000      5,709,375
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17(4)                          1,485,000      1,538,831
                                                                                              ------------
                                                                                                13,244,356
MARINE--0.7%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17(4)                   3,275,000      3,356,875
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17(4)                 785,000        806,588
                                                                                              ------------
                                                                                                 4,163,463


                      5 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
PROFESSIONAL SERVICES--0.7%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(4)                        $ 3,555,000   $  3,666,094
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts.,
6/15/18(4)                                                                          645,000        738,525
                                                                                              ------------
                                                                                                 4,404,619
ROAD & RAIL--1.6%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(4)                                   5,640,000      5,879,700
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(4)                           5,109,000      4,547,010
                                                                                              ------------
                                                                                                10,426,710
TRADING COMPANIES & DISTRIBUTORS--0.9%
Ashtead Capital, Inc., 9% Nts., 8/15/16(2)                                          985,000      1,031,788
NES Rentals Holdings, Inc., 12.25% Sr. Sec. Nts., 4/15/15(4)                      3,000,000      2,775,000
United Rentals North America, Inc.:                                                 505,000        516,363
8.375% Sr. Unsec. Sub. Nts., 9/15/20
9.25% Sr. Unsec. Unsub. Nts., 12/15/19                                            1,130,000      1,262,775
                                                                                              ------------
                                                                                                 5,585,926
INFORMATION TECHNOLOGY--7.9%
COMPUTERS & PERIPHERALS--0.7%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts., 10/12/15                          1,375,000      1,433,438
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20(4)                             2,920,000      2,803,200
                                                                                              ------------
                                                                                                 4,236,638
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
RBS Global, Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16               2,880,000      3,103,200
INTERNET SOFTWARE & SERVICES--2.2%
Bankrate, Inc., 11.75% Sr. Sec. Nts., 7/15/15(4)                                  1,620,000      1,806,300
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                                  7,085,000      7,740,363
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18(4)                        4,245,000      4,287,450
                                                                                              ------------
                                                                                                13,834,113
IT SERVICES--1.9%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                                  2,375,000      2,363,125
First Data Corp.:                                                                 2,450,000      2,597,000
8.875% Sr. Sec. Nts., 8/15/20(4)
9.875% Sr. Unsec. Nts., 9/24/15                                                   5,695,000      5,452,963
SunGard Data Systems, Inc.:                                                         850,000        858,500
7.375% Sr. Unsec. Nts., 11/15/18(4)
7.625% Sr. Unsec. Nts., 11/15/20(4)                                                 850,000        864,875
                                                                                              ------------
                                                                                                12,136,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20(4)                    1,365,000      1,423,013
Amkor Technology, Inc., 7.375% Sr. Unsec. Nts., 5/1/18                            1,455,000      1,520,475
Freescale Semiconductor, Inc.:                                                    1,780,000      1,966,900
9.25% Sr. Sec. Nts., 4/15/18(4)
10.75% Sr. Unsec. Nts., 8/1/20(4)                                                 4,735,000      5,184,825
NXP BV/NXP Funding LLC:                                                           2,185,000      2,283,325
7.875% Sr. Sec. Nts., 10/15/14
9.50% Sr. Unsec. Unsub. Nts., 10/15/15                                            2,830,000      3,035,175


                      6 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
9.75% Sr. Sec. Nts., 8/1/18(4)                                                  $ 1,140,000   $  1,288,200
                                                                                              ------------
                                                                                                16,701,913
MATERIALS--9.9%
CHEMICALS--3.4%
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                                      2,830,000      2,999,800
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:                         2,770,000      2,974,288
8.875% Sr. Sec. Nts., 2/1/18
9% Sr. Sec. Nts., 11/15/20(4)                                                     1,555,000      1,648,300
Huntsman International LLC:                                                         310,000        336,350
8.625% Sr. Sub. Nts., 3/15/21(4)
8.625% Sr. Unsec. Sub. Nts., 3/15/20                                              3,840,000      4,195,200
Momentive Performance Materials, Inc.:                                            3,115,000      3,294,113
9% Sec. Nts., 1/15/21(4)
11.50% Sr. Unsec. Sub. Nts., 12/1/16                                              2,700,000      2,943,000
Nalco Co., 6.625% Sr. Nts., 1/15/19(4)                                              545,000        559,988
Rhodia SA, 6.875% Sr. Nts., 9/15/20(4)                                            2,810,000      2,862,688
                                                                                              ------------
                                                                                                21,813,727
CONTAINERS & PACKAGING--1.2%
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21(4)                             4,250,000      4,228,750
Jefferson Smurfit Corp. (Escrow):                                                 1,060,000         39,750
7.50% Sr. Unsec. Unsub. Nts., 6/1/13(1,3)
8.25% Sr. Unsec. Nts., 10/1/12(1,3)                                               2,070,000         77,625
Smurfit-Stone Container Corp. (Escrow):                                           2,060,000         97,850
8% Sr. Unsec. Unsub. Nts., 3/15/17(1,3)
8.375% Sr. Nts., 7/1/12(1,3)                                                      1,065,000         39,938
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                        3,230,000      2,923,150
                                                                                              ------------
                                                                                                 7,407,063
METALS & MINING--0.5%
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                                 3,420,000      2,992,500
PAPER & FOREST PRODUCTS--4.8%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(4)                               2,350,000      2,585,000
Abitibi-Consolidated Co. of Canada (Escrow):                                      2,330,000         26,213
6% Sr. Unsec. Unsub. Nts., 6/20/13(1,3)
7.75% Sr. Unsec. Bonds, 6/15/11(1,3)                                              1,335,000         15,019
8.375% Sr. Unsec. Sub. Nts., 4/1/15(1,3)                                          3,075,000         34,594
8.85% Unsec. Bonds, 8/1/30(1,3)                                                   1,165,000         14,563
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15(4,5)               3,245,000      3,066,525
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(4)                           5,725,000      5,696,375
Bowater Pulp & Paper Canada, Inc., 10.60% Sr. Unsec. Nts., 1/15/11(1,3)           1,475,000        398,250
Bowater, Inc. (Escrow):                                                           3,785,000        170,325
6.50% Sr. Unsec. Nts., 6/15/13(1,3)
9% Sr. Unsec. Nts., 8/1/09(1,3)                                                     970,000         43,650
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(4)                              3,647,000      3,455,533
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17(4)                     2,575,000      2,658,688


                      7 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
PAPER & FOREST PRODUCTS CONTINUED
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                                  $ 6,420,000   $  6,066,900
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts.,
Series B, 8/1/16                                                                  5,970,000      6,014,775
                                                                                              ------------
                                                                                                30,246,410
TELECOMMUNICATION SERVICES--5.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts., 9/1/12                  1,665,000      1,635,863
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17                                   3,040,000      3,024,800
Intelsat Bermuda Ltd.:                                                            2,965,000      3,246,675
11.25% Sr. Unsec. Nts., 2/4/17
12.50% Sr. Unsec. Nts., 2/4/17(5)                                                 1,397,187      1,550,878
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20(4)                    770,000        781,550
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14                    4,810,000      4,797,975
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15                       5,490,000      5,709,600
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18(4)                      1,350,000      1,377,000
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18                           1,320,000      1,392,600
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(1,3)                       4,500,000              5
                                                                                              ------------
                                                                                                23,516,946
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20(4)                  5,920,000      5,653,600
MetroPCS Wireless, Inc.:                                                          3,060,000      2,922,300
6.625% Sr. Unsec. Nts., 11/15/20
7.875% Sr. Unsec. Nts., 9/1/18                                                    2,270,000      2,366,475
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(1,3)                                     4,550,000             --
                                                                                              ------------
                                                                                                10,942,375
UTILITIES--5.4%
ELECTRIC UTILITIES--2.1%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                3,975,000      3,170,063
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20            3,260,000      3,378,250
Texas Competitive Electric Holdings Co. LLC:                                     10,710,000      6,104,700
10.25% Sr. Unsec. Nts., Series A, 11/1/15
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                         1,385,000        782,525
                                                                                              ------------
                                                                                                13,435,538
ENERGY TRADERS--2.9%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16                             3,310,000      2,490,775
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20(4)                       2,675,000      2,765,343
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(4)                          5,550,000      5,938,500
GenOn Escrow Corp.:                                                               1,535,000      1,533,081
9.50% Sr. Unsec. Nts., 10/15/18(4)
9.875% Sr. Nts., 10/15/20(4)                                                      1,545,000      1,541,138
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15                          3,905,000      3,934,260
                                                                                              ------------
                                                                                                18,203,097
GAS UTILITIES--0.4%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts., 5/1/21(4)                 2,570,000      2,518,600
                                                                                              ------------
Total Corporate Bonds and Notes (Cost $568,203,578)                                            552,485,028


                      8 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Principal
                                                                                   Amount         Value
                                                                                -----------   ------------
LOAN PARTICIPATIONS--2.0%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan:
Tranche B, 10/19/15(5,8)(,12)                                                   $ 3,451,920   $  2,055,618
Tranche B, 3.745%, 10/19/15(5,7)                                                  2,228,619      1,327,142
Tranche B, 3.745%, 10/19/15(5,7,8)                                                4,808,154      2,863,256
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.50%, 7/20/15(8)                                                                5,986,562      6,491,678
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 0.75%,
10/4/11(7)                                                                        3,395,000             --
                                                                                              ------------
Total Loan Participations (Cost $11,973,445)                                                    12,737,694

                                                                                   Shares
                                                                                -----------
PREFERRED STOCKS--1.9%
Ally Financial, Inc., 7%, Non-Vtg.(4)                                                 8,129      7,683,176
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(3,5)                           247,589             --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg.(3)                                                                43,000             --
Greektown Holdings LLC, Preferred(3)                                                 41,630      4,422,355
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(3,5)                                3,728             --
                                                                                              ------------
Total Preferred Stocks (Cost $22,592,394)                                                       12,105,531
COMMON STOCKS--4.3%
AbitibiBowater, Inc.(3)                                                             134,747      3,189,461
American Media Operations, Inc.(3)                                                  266,268      4,341,687
American Media, Inc.(2,3)                                                            72,268              7
Charter Communications, Inc., Cl. A(3)                                              139,273      5,423,291
Global Aviation Holdings, Inc.(3)                                                     4,500         45,000
Greektown Superholdings, Inc.(3)                                                      3,150        311,283
Kaiser Aluminum Corp.                                                                 2,291        114,756
Orbcomm, Inc.(3)                                                                     12,519         32,424
Premier Holdings Ltd.(3)                                                            288,828             --
Smurfit-Stone Container Corp.(3)                                                    299,738      7,673,293
Visteon Corp.(3)                                                                     88,713      5,990,079
                                                                                              ------------
Total Common Stocks (Cost $31,163,252)                                                          27,121,281

                                                                                   Units
                                                                                -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18 (2,3)                        4,734        591,750
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11 (3)                  5,633             56
                                                                                              ------------
Total Rights, Warrants and Certificates (Cost $264,013)                                            591,806

                                                                                   Shares
                                                                                -----------
INVESTMENT COMPANIES--2.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00% (9,10)           97,350         97,350


                      9 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                   Shares         Value
                                                                                -----------   ------------
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%(9,11)                  15,086,441   $ 15,086,441
                                                                                              ------------
Total Investment Companies (Cost $15,183,791)                                                   15,183,791

TOTAL INVESTMENTS, AT VALUE (COST $652,560,368)                                        98.2%   620,277,651
Other Assets Net of Liabilities                                                         1.8     11,654,225
                                                                                -----------   ------------
Net Assets                                                                            100.0%  $631,931,876
                                                                                ===========   ============

Footnotes to Statement of Investments

(1.) Issue is in default. See accompanying Notes.

(2.) Restricted security. The aggregate value of restricted securities as of December 31, 2010 was $14,680,198, which represents 2.32% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                 UNREALIZED
                                                                   ACQUISITION                                  APPRECIATION
SECURITY                                                              DATES            COST         VALUE      (DEPRECIATION)
--------                                                        ----------------   -----------   -----------   --------------
American Media, Inc.                                                      2/2/09   $ 1,601,001   $         7    $(1,600,994)
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18         4/28/10-12/6/10       221,240       591,750        370,510
Ashtead Capital, Inc., 9% Nts., 8/15/16                         12/18/09-1/25/10       989,838     1,031,788         41,950
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 6/13/11                        6/8/99-8/1/07     2,746,126            --     (2,746,126)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18                          7/20/10       970,000     1,062,150         92,150
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through
Certificates, Series 1999-I, Cl. ECFD, 1/25/29                           8/10/10       433,769        52,520       (381,249)
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15      4/28/10-9/23/10     2,572,432     2,737,050        164,618
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.625% Sr. Sec. Nts., 9/1/17                                   8/13/10-12/31/10     6,199,607     6,786,720        587,113
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13    9/30/10-10/6/10     2,404,996     2,418,213         13,217
                                                                                   -----------   -----------    -----------
                                                                                   $18,139,009   $14,680,198    $(3,458,811)
                                                                                   ===========   ===========    ===========

(3.) Non-income producing security.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $279,530,262 or 44.23% of the Fund's net assets as of December 31, 2010.

(5.) Interest or dividend is paid-in-kind, when applicable.

(6.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See accompanying Notes.

(9.) Rate shown is the 7-day yield as of December 31, 2010.

(10.) Interest rate is less than 0.0005%.

(11.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS        GROSS          SHARES
                                                     SEPTEMBER 30, 2010    ADDITIONS   REDUCTIONS   DECEMBER 31, 2010
                                                     ------------------   ----------   ----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E       36,490,958       69,395,932   90,800,449       15,086,441

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $15,086,441   $14,265

(12.) This Senior Loan will settle after December 31, 2010, at which time the interest rate will be determined.


                      10 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                      LEVEL 1--         LEVEL 2--            LEVEL 3--
                                      UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                                    QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       VALUE
                                    -------------   -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities              $        --       $     52,520          $       --       $     52,520
Corporate Bonds and Notes                     --        552,069,119             415,909        552,485,028
Loan Participations                           --         12,737,694                  --         12,737,694
Preferred Stocks                              --          7,683,176           4,422,355         12,105,531
Common Stocks                         16,433,225          5,990,079           4,697,977         27,121,281
Rights, Warrants and Certificates             --            591,750                  56            591,806
Investment Companies                  15,183,791                 --                  --         15,183,791
                                     -----------       ------------          ----------       ------------
Total Assets                         $31,617,016       $579,124,338          $9,536,297       $620,277,651
                                     -----------       ------------          ----------       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In


                      11 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY BASIS
                                    TRANSACTIONS
                        -------------------------------------
Purchased securities                  $2,043,767
Sold securities                          866,305


                      12 | Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $43,583,396
Market Value                        $ 1,899,636
Market Value as a % of Net Assets          0.30%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of December 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $654,471,125
                                 ============
Gross unrealized appreciation    $ 34,935,787
Gross unrealized depreciation     (69,129,261)
                                 ------------
Net unrealized depreciation      $(34,193,474)
                                 ============


                      13 | Oppenheimer Champion Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011